HEDGE ACCOUNTING - Accumulated OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Balance at the beginning of the year	$ (243,983)
Changes in the fair value bonds	258,686	$ 290,829	$ 145,737
Balance at the end of the year	(322,153)	(243,983)
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Balance at the beginning of the year	24,700	(30,381)	5,542
Changes in the fair value FwD - Future transactions	6,635	6,365	(26,203)
Changes in the fair value FwD - financial obligations	74,420	43,724	(32,672)
Changes in the fair value Interest Rate Swaps (IRS)	104,220	7,752
Changes in the fair value bonds	211,534	(184,902)	270,064
Changes in the fair value other accounts receivable	(211,534)	184,902	(258,982)
Reclassified to profit or loss	(8,273)	(2,760)	11,870
Balance at the end of the year	$ 201,702	$ 24,700	$ (30,381)